Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 2,237	$ 2,233	$ 2,055
Less accumulated depreciation and amortization	(1,942)	(1,913)	(1,768)
Property and equipment, net	295	320	287
Lab and Manufacturing Equipment [Member]
Property and equipment, gross	1,235	1,231	1,084
Leasehold improvements [Member]
Property and equipment, gross	845	845	840
Office Furniture And Equipment [Member]
Property and equipment, gross	$ 157	$ 157	131
Predecessor Company [Member]
Property and equipment, gross			689
Less accumulated depreciation and amortization			(535)
Property and equipment, net			154
Predecessor Company [Member] | Leasehold improvements [Member]
Property and equipment, gross			147
Predecessor Company [Member] | Equipment [Member]
Property and equipment, gross			208
Predecessor Company [Member] | Furniture and fixtures [Member]
Property and equipment, gross			$ 334